Leases (Table) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
LEASES [Abstract]
2016	$ 187,199
2017	157,484
2018	151,472
2019	122,315
2020	106,211
2021 and thereafter	318,716
Total	$ 1,043,397